Long-Term Debt (Schedule of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2016	Sep. 27, 2013
Debt Instrument [Line Items]
Capital lease obligations	$ 4,539		$ 4,704
Other long-term borrowings	22,900		25,553
Subtotal	640,508		591,286
Fair value adjustment related to Secured loan agreement	0		(2,877)
Deferred financing costs	(4,641)		(5,611)
Total	633,501		579,679
Current portion of long-term debt	4,359		28,099
Long-term debt, excluding current portion	629,142		551,580
2027 Notes [Member]
Debt Instrument [Line Items]
Notes payable	265,000		0
Deferred financing costs		$ (3,001)
2023 Notes [Member]
Debt Instrument [Line Items]
Notes payable	348,069		393,767
Discount on Notes	(3,804)		(5,029)
Premium on Notes	1,438		1,910
Deferred financing costs				$ (3,313)
Secured Loan Agreement [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0		$ 167,262